Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Average
			Summary	Average	Value of Initial
			Compensation	Compensation	Fixed $100
			Table Total	Actually Paid	Investment
	Summary		for Non-PEO	to Non-PEO	Based On:
	Compensation	Compensation	Named	Named	Total
	Table Total	Actually Paid	Executive	Executive	Stockholder	Net Income
Fiscal	for PEO(1)	to PEO(1)(2)(3)	Officers(1)	Officers(1)(2)(3)	Return(4)	(Loss)(5)
Year	($)	($)	($)	($)	($)	($ in thousands)
2025	9,656,400	10,249,084	4,089,290	4,278,578	213	(171,298)
2024	7,174,995	14,589,562	3,240,922	5,610,043	193	7,998

(1)
Richard Lowenthal was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2025
Sarina Tanimoto	Sarina Tanimoto
Brian T. Dorsey	Justin Chakma
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

		Fiscal Year
		2025	2024
Summary Compensation Table Total for PEO		$9,656,400	$7,174,995
( - )	Grant Date Fair Value of Stock Options Granted in the Fiscal Year	(6,176,110)	(3,842,080)
( + )	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in the Fiscal Year	4,773,539	7,649,271
( + )	Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in Prior Fiscal Years	143,534	2,393,046
( + )	Fair Value at Vesting of Stock Options Granted and Vested in the Fiscal Year	1,534,951	—
( + )	Change in Fair Value as of the Vesting Date of Stock Options Granted in Prior Fiscal Years that Vested in the Fiscal Year	316,770	1,214,330
Compensation Actually Paid to PEO		$10,249,084	$14,589,562

		Fiscal Year
		2025	2024
Average Summary Compensation Table Total for Non-PEO Named Executive Officers		$4,089,290	$3,240,922
( - )	Grant Date Fair Value of Stock Options Granted in the Fiscal Year	(2,156,328)	(1,418,950)
( + )	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in the Fiscal Year	1,666,639	2,825,015
( + )	Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in Prior Fiscal Years	50,921	603,669
( + )	Fair Value at Vesting of Stock Options Granted and Vested in the Fiscal Year	535,908	—
( + )	Change in Fair Value as of the Vesting Date of Stock Options Granted in Prior Fiscal Years that Vested in the Fiscal Year	92,148	359,387
Average Compensation Actually Paid to Non-PEO Named Executive Officers		$4,278,578	$5,610,043

(4)
Assumes $100 was invested in the Company for the period starting December 31, 2023, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Richard Lowenthal was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2025
Sarina Tanimoto	Sarina Tanimoto
Brian T. Dorsey	Justin Chakma

PEO Total Compensation Amount	$ 9,656,400	$ 7,174,995
PEO Actually Paid Compensation Amount	$ 10,249,084	14,589,562
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

		Fiscal Year
		2025	2024
Summary Compensation Table Total for PEO		$9,656,400	$7,174,995
( - )	Grant Date Fair Value of Stock Options Granted in the Fiscal Year	(6,176,110)	(3,842,080)
( + )	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in the Fiscal Year	4,773,539	7,649,271
( + )	Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in Prior Fiscal Years	143,534	2,393,046
( + )	Fair Value at Vesting of Stock Options Granted and Vested in the Fiscal Year	1,534,951	—
( + )	Change in Fair Value as of the Vesting Date of Stock Options Granted in Prior Fiscal Years that Vested in the Fiscal Year	316,770	1,214,330
Compensation Actually Paid to PEO		$10,249,084	$14,589,562

Non-PEO NEO Average Total Compensation Amount	$ 4,089,290	3,240,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,278,578	5,610,043
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

		Fiscal Year
		2025	2024
Average Summary Compensation Table Total for Non-PEO Named Executive Officers		$4,089,290	$3,240,922
( - )	Grant Date Fair Value of Stock Options Granted in the Fiscal Year	(2,156,328)	(1,418,950)
( + )	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in the Fiscal Year	1,666,639	2,825,015
( + )	Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock Options Granted in Prior Fiscal Years	50,921	603,669
( + )	Fair Value at Vesting of Stock Options Granted and Vested in the Fiscal Year	535,908	—
( + )	Change in Fair Value as of the Vesting Date of Stock Options Granted in Prior Fiscal Years that Vested in the Fiscal Year	92,148	359,387
Average Compensation Actually Paid to Non-PEO Named Executive Officers		$4,278,578	$5,610,043

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 213	193
Net Income (Loss)	$ (171,298,000)	$ 7,998,000
PEO Name	Richard Lowenthal	Richard Lowenthal
Additional 402(v) Disclosure	(5) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,176,110)	$ (3,842,080)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,773,539	7,649,271
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,534	2,393,046
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,534,951	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,770	1,214,330
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,156,328)	(1,418,950)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,666,639	2,825,015
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,921	603,669
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,908	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 92,148	$ 359,387